Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	$1,478,886	$(125,755)	$1,353,131
Additions	437,498	(63,660)	373,838
Disposals	(406,054)	65,734	(340,320)
Impairment loss	(22,724)	12,006	(10,718)
Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931
Additions	72,606	(29,312)	43,294
Disposals	(104,274)	20,142	(84,132)
Balance at June 30, 2015	$1,455,938	$(120,845)	$1,335,093

Calculation of Gain from Disposal of Assets
Proceeds received:
Net Cash proceeds received from sale of assets	$71,224
Subordinated Series A Units	27,111
		98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554	(83,593)
		14,742
Deferred gain on sale of assets		8,971
Gain on sale of vessels		$5,771